Provision for reclamation (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Reconciliation for reclamation expenses, beginning	$ 833
Increase in estimate for provision for reclamation	486
Change in discount rate	(336)
Accretion of provision for reclamation	108	$ 252
Reconciliation for reclamation expenses, ending	$ 1,091	$ 833